SCHEDULE OF AVERAGE PRICES (Details) - $ / Boe	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Average crude oil price per Bbl	67.02	37.58	61.89